Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net Loss Per Share [Abstract]
Schedule of basic and diluted earnings per share
	Three Months Ended March 31,
	2023	2022
Net loss available to common shares	$(7,639)	$(12,367)
Basic and diluted weighted average number of Class A Common Stock	23,181	5,827
Basic and diluted net loss per share available to Class A Common Stock	$(0.33)	$(2.12)

	2022	2021
Net loss available to common shares	$(95,255)	$(38,488)
Basic and diluted weighted average number of Class A Common Stock	11,339	5,820
Basic and diluted net loss available to Class A Common Stock	$(8.40)	$(6.61)

Schedule of antidilutive and reduce the net loss per common stock
	Three Months Ended March 31,
	2023	2022
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
2022 Bridge Debentures	-	7,810,509
Public and private warrants	10,378,750	-
Assumed warrants	1,905,853	1,905,853
Assumed options	2,273,099	2,965,500
Total antidilutive shares	14,557,702	24,088,202

	2022	2021
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
Public and private warrants	10,378,750	-
Assumed warrants	1,905,853	1,905,853
Assumed options	2,965,500	2,965,500
Total antidilutive shares	15,250,103	16,277,693